Financial Instruments - Schedule of Cash Flow Hedges - Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ 10,180	$ (6,413)	$ (245)
Depreciation expense [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	(192)	(189)	(189)
Interest and finance costs, net [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ 10,372	$ (6,224)	$ (56)